Note 5 - Fair Value of Financial Instruments: Fair Value Measurements, Recurring and Nonrecurring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Fair Value Measurements, Recurring and Nonrecurring

	Fair Value Measurements at September 30, 2016
	Level 1	Level 2	Level 3
Assets
Cash	–	–	–
Total assets	–	–	–
Liabilities
Accounts payable, related party	–	9,982	–
Accounts payable	–	825	–
Total Liabilities	–	10,807	–
	–	10,807	–

	Fair Value Measurements at December 31, 2015
	Level 1	Level 2	Level 3
Assets
Cash	–	–	–
Total assets	–	–	–
Liabilities
Accounts payable, related party	–	9,982	–
Accounts payable	–	825	–
Total Liabilities	–	10,807	–
	–	10,807	–

	Fair Value Measurements at December 31, 2015
	Level 1	Level 2	Level 3
Assets
Cash	–	–	–
Total assets	–	–	–
Liabilities
Accounts payable, related party	–	9,982	–
Accounts payable	–	825	–
Total Liabilities	–	10,807	–
	–	10,807	–

	Fair Value Measurements at December 31, 2014
	Level 1	Level 2	Level 3
Assets
Cash	–	–	–
Total assets	–	–	–
Liabilities
Accounts payable, related party	–	9,982	–
Accounts payable	–	384	–
Total Liabilities	–	10,366	–
	–	10,366	–